Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation and amortization		$ 109,813,976	$ 105,020,934	$ 93,289,194
Chile operating segment [Member]
Statement [Line Items]
Depreciation and amortization		70,106,357	66,301,914	63,148,804
International Business Operating Segment [Member]
Statement [Line Items]
Depreciation and amortization		25,551,989	27,077,745	19,798,708
Wine Operaing Segment [Member]
Statement [Line Items]
Depreciation and amortization		11,575,351	9,826,148	7,935,006
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[1]	$ 2,580,279	$ 1,815,127	$ 2,406,676

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.